UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-22314

Exact name of registrant as specified in charter:
                                           Oppenheimer Corporate Bond Fund

Address of principal executive offices:             6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            7/31

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22314
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer Corporate Bond Fund









======================= Oppenheimer Corporate Bond Fund ========================
OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Ticker: IOEXX                           Security ID: 68383G108
Meeting Date: JUN 21, 2013              Meeting Type: Special
Record Date:  MAR 28, 2013

#       Proposal                                 Mgt Rec   Vote Cast    Sponsor

1.1     Elect Trustee Brian F. Wruble              For     FOR        Management
1.2     Elect Trustee David K. Downes              For     FOR        Management
1.3     Elect Trustee Matthew P. Fink              For     FOR        Management
1.4     Elect Trustee Edmund Giambastiani, Jr.     For     FOR        Management
1.5     Elect Trustee Phillip A. Griffiths         For     FOR        Management
1.6     Elect Trustee Mary F. Miller               For     FOR        Management
1.7     Elect Trustee Joel W. Motley               For     FOR        Management
1.8     Elect Trustee Joanne Pace                  For     FOR        Management
1.9     Elect Trustee Mary Ann Tynan               For     FOR        Management
1.10    Elect Trustee Joseph M. Wikler             For     FOR        Management
1.11    Elect Trustee Peter I. Wold                For     FOR        Management
1.12    Elect Trustee William F. Glavin, Jr.       For     FOR        Management
2(a)    Approve Change of Fundamental Investment
        Policy Relating to Borrowing               For     FOR        Management
2(b-1)  Approve Change of Fundamental Investment
        Policy Relating to Concentration
        of Investments                              For    FOR        Management
2(c-1)  Remove the Fundamental Policy Relating
        to Diversification of Investments           For    FOR        Management
2(c-2)  Remove the Additional Fundamental Policy
        Relating to Diversification of Investment   For    FOR        Management
2(d)    Approve Change of Fundamental Investment
        Policy Relating to Lending                  For    FOR        Management
2(e)    Approve Change of Fundamental Investment
        Policy Relating to Real Estate
        and Commodities                             For    FOR        Management
2(f)    Approve Change of Fundamental Investment
        Policy Relating to Senior Securities        For    FOR        Management
2(g)    Approve Change of Fundamental Investment
        Policy Relating to Underwriting             For    FOR        Management
2(r)    Change Fundamental Investment Objective
        to Non-Fundamental                          For    FOR        Management
2(s)    Approve Change in Investment Objective      For    FOR        Management
3       Approve Conversion to Delaware Statutory
         Trust                                      For    FOR        Management

========== END NPX REPORT




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                          Oppenheimer Corporate Bond Fund

By:                                                William F. Glavin, Jr.*
                                                  William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  December 18, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact